Summary of significant accounting policies (Revenue by major product line and Foreign Currency translation) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Revenues	$ 5,525	$ 1,580	$ 51
Foreign exchange	6.98	6.89
Foreign Currency Exchange Rate	6.89	6.64	6.76
Interest On Loans [Member]
Revenues	$ 3,930	$ 980
Property lease and management
Revenues	1,185	590
Provision of energy saving services
Revenues	402
Product Sale [Member]
Revenues	$ 8	$ 10	$ 51